Income Taxes - Income/(Loss) Before Tax and Income Tax Expense/(Benefit) Attributable to that Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	$ (5.5)	$ 1.8	$ (26.8)
(Loss) before tax, U.S.	(60.0)	(81.0)	(140.3)
(Loss) from operations before income tax	(218.8)	(156.0)	(281.8)
Current tax (benefit)/expense, Non-U.S.	4.0	4.4	3.0
Current tax (benefit)/expense, U.S.	1.0	6.1	0.0
Current tax (benefit)/expense, Total	(1.7)	(1.7)	17.1
Deferred tax (benefit), Non-U.S.	0.9	(0.3)	(0.3)
Deferred tax (benefit), U.S.	6.5	(8.1)	1.1
Deferred tax, Total	24.7	(8.5)	(32.5)
Total tax expense/(benefit), Non-U.S.	4.9	4.1	2.7
Total tax expense/(benefit), U.S.	7.4	(2.0)	1.1
Total tax expense/(benefit)	22.9	(10.2)	(15.4)
Current tax expenses (benefit) related to prior year	1.0
Deferred tax benefit, unrealized gain on investments	3.5
Australian non-resident withholding tax	1.0	4.4	0.9
Bermuda
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	(107.6)	(72.1)	(130.0)
Current tax (benefit)/expense, Non-U.S.	0.0	0.0	0.0
Deferred tax (benefit), Non-U.S.	0.0	0.0	0.0
Total tax expense/(benefit), Non-U.S.	0.0	0.0	0.0
U.K.
Income Tax Examination [Line Items]
(Loss) before tax, Non-U.S.	(45.7)	(4.7)	15.3
Current tax (benefit)/expense, Non-U.S.	(6.7)	(12.2)	14.1
Deferred tax (benefit), Non-U.S.	17.3	(0.1)	(33.3)
Total tax expense/(benefit), Non-U.S.	10.6	$ (12.3)	$ (19.2)
U.S branch of Aspen U.K.
Income Tax Examination [Line Items]
Valuation allowance, associated losses	$ 9.9